SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Operating segments [Abstract]
Schedules of segment information
Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2024	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$3,041	$1,522	$307	$12	$11	$1,189
Cortez[2]	1,725	752	253	9	6	705
Turquoise Ridge[2]	1,177	603	179	6	1	388
Pueblo Viejo[2]	1,429	629	295	4	8	493
Loulo-Gounkoto[2]	1,346	475	223	—	123	525
Kibali	743	281	134	—	12	316
Lumwana	855	460	244	—	16	135
North Mara[2]	770	312	83	—	57	318
Bulyanhulu[2]	495	234	63	—	5	193
Other Mines[2]	2,076	1,036	229	10	74	727
Reportable segment total	$13,657	$6,304	$2,010	$41	$313	$4,989
Share of equity investee	(743)	(281)	(134)	—	(12)	(316)
Segment total	$12,914	$6,023	$1,876	$41	$301	$4,673

Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2023	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$2,760	$1,475	$314	$23	$10	$938
Cortez[2]	1,737	810	364	14	7	542
Turquoise Ridge[2]	1,008	533	189	5	1	280
Pueblo Viejo[2]	1,118	536	255	4	7	316
Loulo-Gounkoto[2]	1,335	570	247	—	34	484
Kibali	670	272	147	—	8	243
Lumwana	795	466	257	37	(2)	37
North Mara[2]	591	288	77	—	61	165
Bulyanhulu[2]	442	220	62	—	13	147
Other Mines[2]	1,591	975	246	6	78	286
Reportable segment total	$12,047	$6,145	$2,158	$89	$217	$3,438
Share of equity investee	(670)	(272)	(147)	—	(8)	(243)
Segment total	$11,377	$5,873	$2,011	$89	$209	$3,195
[1]Includes accretion expense, which is included with finance costs in the consolidated statements of income. For the year ended December 31, 2024, accretion expense was $53 million (2023: $49 million).
2Includes non-controlling interest portion of revenues, cost of sales and segment income (loss) for the year ended December 31, 2024, for Pueblo Viejo, $578 million, $370 million, $208 million (2023: $448 million, $315 million, $130 million), Nevada Gold Mines, $2,539 million, $1,530 million, $989 million (2023: $2,329 million, $1,580 million, $724 million), North Mara and Bulyanhulu, $203 million, $111 million, $81 million (2023: $165 million, $103 million, $50 million), Loulo-Gounkoto, $269 million, $140 million, $107 million (2023: $267 million, $163 million, $99 million) and Tongon, $41 million, $32 million, $1 million (2023: $41 million, $31 million, $10 million).
Reconciliation of Segment Income to Income Before Income Taxes

For the years ended December 31	2024	2023
Segment income	$4,673	$3,195
Other revenue	8	20
Other cost of sales/amortization	(62)	(48)
Exploration, evaluation and project expenses not attributable to segments	(351)	(272)
General and administrative expenses	(115)	(126)
Other income not attributable to segments	21	354
Impairment reversals (charges)	457	(312)
Loss on currency translation	(39)	(93)
Closed mine rehabilitation	(59)	(16)
Income from equity investees	241	232
Finance costs, net (includes non-segment accretion)	(179)	(121)
Gain on non-hedge derivatives	13	1
Income before income taxes	$4,608	$2,814

Geographic Information

	Non-current assets		Revenue[1]
	As at December 31, 2024	As at December 31, 2023	2024	2023
United States	$17,305	$16,782	$6,616	$6,051
Dominican Republic	5,163	5,156	1,429	1,118
Mali	3,441	3,743	1,346	1,335
Zambia	2,804	1,949	855	795
Tanzania	2,209	2,003	1,265	1,033
Democratic Republic of Congo	2,020	2,118	—	—
Chile	1,920	1,930	9	8
Argentina	1,667	1,209	683	368
Pakistan	934	754	—	—
Papua New Guinea	781	704	—	9
Canada	522	503	320	277
Saudi Arabia	403	391	—	—
Côte d'Ivoire	188	224	399	398
Peru	64	71	—	5
Unallocated	573	836	—	—
Total	$39,994	$38,373	$12,922	$11,397
[1]Geographic location is presented based on the location of the mine from which the product originated.
Capital Expenditures Information

	Segment Capital Expenditures[1]
	As at December 31, 2024	As at December 31, 2023
Carlin	$818	$615
Cortez	397	427
Turquoise Ridge	103	102
Pueblo Viejo	269	441
Loulo-Gounkoto	383	375
Kibali	127	83
Lumwana	457	320
North Mara	178	206
Bulyanhulu	150	107
Other Mines	261	231
Reportable segment total	$3,143	$2,907
Other items not allocated to segments	274	298
Total	$3,417	$3,205
Share of equity investee	(127)	(83)
Total	$3,290	$3,122
[1]Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the consolidated statements of cash flow are presented on a cash basis. In 2024, cash expenditures were $3,174 million (2023: $3,086 million) and the increase in accrued expenditures was $116 million (2023: $36 million increase).

Schedule of non-current assets at revenue by geographic area
Geographic Information

	Non-current assets		Revenue[1]
	As at December 31, 2024	As at December 31, 2023	2024	2023
United States	$17,305	$16,782	$6,616	$6,051
Dominican Republic	5,163	5,156	1,429	1,118
Mali	3,441	3,743	1,346	1,335
Zambia	2,804	1,949	855	795
Tanzania	2,209	2,003	1,265	1,033
Democratic Republic of Congo	2,020	2,118	—	—
Chile	1,920	1,930	9	8
Argentina	1,667	1,209	683	368
Pakistan	934	754	—	—
Papua New Guinea	781	704	—	9
Canada	522	503	320	277
Saudi Arabia	403	391	—	—
Côte d'Ivoire	188	224	399	398
Peru	64	71	—	5
Unallocated	573	836	—	—
Total	$39,994	$38,373	$12,922	$11,397
[1]Geographic location is presented based on the location of the mine from which the product originated.